Investments (Maturities of Fixed Maturity Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 13,023	$ 15,828
Amortized Cost, Due after one year through five years	74,303	70,467
Amortized Cost, Due after five years through ten years	78,923	78,159
Amortized Cost, Due after ten years	102,584	103,405
Amortized Cost, Subtotal	334,780	333,599
Amortized Cost, RMBS, CMBS and ABS	65,947	65,740
Estimated Fair Value, Due in one year or less	13,259	16,030
Estimated Fair Value, Due after one year through five years	77,704	74,229
Estimated Fair Value, Due after five years through ten years	84,988	83,223
Estimated Fair Value, Due after ten years	121,047	109,529
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis	268,833	267,859
Estimated Fair Value, Subtotal	296,998	283,011
Estimated fair value, Mortgage-backed and asset-backed securities	68,427	67,176
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	$ 365,425	$ 350,187